SIGNIFICANT ACCOUNTING POLICIES: Advertising- (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Advertising-

Advertising

The Company conducts advertising for the promotion of its services. In accordance with ASC Topic 720-35-25, advertising costs are charged to operations when incurred. Advertising costs aggregated $107,215 and $300,927 for the years ended December 31, 2012 and 2011, respectively.